Trade Accounts Payable, Other Current Liabilities and Non-Current Liabilities - Summary of Other Non-current Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Asset retirement obligations	[1]	$ 563	$ 470
Environmental liabilities	[2]	203	250
Accruals for legal assessments and other responsibilities	[3]	95	100
Non-current liabilities for valuation of derivative instruments		100	15
Other non-current liabilities and provisions	[4]	420	329
Other non-current liabilities		$ 1,381	$ 1,164

[1]	Provisions for asset retirement obligations include future estimated costs for demolition, cleaning and reforestation of production sites at the end of their operation, which are initially recognized against the related assets and are depreciated over their estimated useful life.
[2]	Environmental liabilities include future estimated costs arising from legal or constructive obligations, related to cleaning, reforestation and other remedial actions to remediate damage caused to the environment. The expected average period to settle these obligations is greater than 15 years.
[3]	Provisions for legal claims and other responsibilities include items related to tax contingencies.
[4]	As of December 31, 2024 and 2023, the balance includes deferred revenues of $17 and $22, respectively, that are amortized to the statement of income as deliverables are fulfilled over the maturity of long-term clinker supply agreements.